Advances for Vessels under Construction and Acquisitions - Vessels Delivered (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Vessel details
Contract Construction Price	$ 3,950
SYMI (Quingdao Shipyard)
Vessel details
DWT	6,256
Date of Delivery	Apr. 11, 2012
Contract Construction Price	10,600
Engineering Costs	1,600
Construction Cost	$ 1,655